Share-based Compensation (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted-Average Grant-Date Fair Value
Granted			$ 0.01
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan")
Number of restricted shares
Outstanding Balance	0
Granted	24,407,184	0
Vested	(12,917,926)	0
Outstanding Balance	11,489,258	0
Weighted-Average Grant-Date Fair Value
Outstanding Balance	$ 0
Granted	1.595	$ 0
Vested	1.595	0
Outstanding Balance	$ 1.595	$ 0